Additional Financial Information - Summary of Supplemental Cash Flow Information Related to Leases (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash Flow Supplemental Disclosures Related To Leases [Line Items]
Operating cash flows for operating leases	$ 40.3	$ 44.9	$ 38.3
Operating leases	11.3	51.1	20.3
Operating leases—increase in right-of-use assets	17.4	30.9	0.0
Operating leases—increase in lease liability	$ 17.4	$ 30.9	$ 0.0